Note 24. Estimated Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 24 - ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Generally accepted accounting principles also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries, and money market funds.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage backed securities, municipal bonds, corporate debt securities, and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, real estate appraisals, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Assets measured at fair value on a recurring basis are as follows as of December 31, 2011 and December 31, 2010 (amounts in thousands):

	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$38,232	$-	$38,232
Other	-	1,545	-	1,545
Municipals	-	7,605	-	7,605
Other	-	396	1,490	1,886

Total assets at fair value	$-	$47,778	$1,490	$49,268

	December 31, 2010
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$56,683	$-	$56,683
Other	-	1,880	-	1,880
Municipals	-	12,088	-	12,088
Other	-	460	1,195	1,655

Total assets at fair value	$-	$71,111	$1,195	$72,306

The Company has no liabilities carried at fair value or measured at fair value on a recurring basis.  There were no transfers between Level 1 and Level 2 during 2011 and 2010.

The following table reconciles the changes in recurring Level 3 financial instruments for the twelve months ended December 30, 2011 and 2010 (amounts in thousands):

	December 31,	December 31,
	2011	2010

Beginning of Year Balance	$1,195	$1,245
Discount Accretion	9	9
Other-than-temporary impairment on available for sale securities	(176)	-
Unrealized Gain	462	(59)
Ending Balance	$1,490	$1,195

Assets measured at fair value on a nonrecurring basis are as follows as of December 31, 2011 and December 31, 2010 (amounts in thousands):

	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Residential Prime	$-	$-	$3,622	$3,622
1 - 4 Residential Subprime	-	-	2,055	2,055
Multifamily Residential	-	-	864	864
Commercial Real Estate	-	-	3,477	3,477
Construction and Land Development	-	-	3,204	3,204
Other Real Estate Owned
1 - 4 Residential	-	-	743	743
Multifamily Residential	-	-	-	-
Commercial Real Estate	-	-	4,941	4,941
Construction and Land Development	-	-	3,639	3,639

Total assets at fair value	$-	$-	$22,545	$22,545

	December 31, 2010
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Residential Prime	$-	$-	$2,419	$2,419
1 - 4 Residential Subprime	-	-	1,450	1,450
Multifamily Residential	-	-	1,294	1,294
Commercial Real Estate	-	-	4,330	4,330
Construction and Land Development	-	-	3,467	3,467
Other Real Estate Owned
1 – 4 Residential	-	-	1,622	1,622
Multifamily Residential	-	-	220	220
Commercial Real Estate	-	-	2,825	2,825
Construction and Land Development	-	-	4,256	4,256

Total assets at fair value	$-	$-	$21,883	$21,833

Impaired loans that are measured for impairment using the fair value of the collateral had a recorded investment of $17.8 million with a valuation allowance of $1.5 million at December 31, 2011, resulting in an additional provision for loan losses of $1.0 million for the year ended December 31, 2011.  At December 31, 2010, impaired loans had a recorded investment of $19.2 million, with a valuation allowance of $2.3 million, resulting in an additional provision for loan losses of $3.6 million for the year ended December 31, 2010.

Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $9.3 million, which is made up of the outstanding balance of $12.5 million, net of a valuation allowance of $3.2 million at December 31, 2011, resulting in a writedown of $3.2 million for the year ended December 31, 2011.  At December 31, 2010, other real estate owned had a net carrying amount of $8.9 million, made up of the outstanding balance of $9.8 million, net of a valuation allowance of approximately $900,000, resulting in a writedown of $191,000 for the year ended December 31, 2010.

The Company has no liabilities carried at fair value or measured at fair value on a nonrecurring basis.

Valuation Methodologies – Assets and Liabilities Recorded at Fair Value

The following is a description of the valuation methodologies used for assets and liabilities recorded at fair value.

Available for Sale Investment Securities

Investment securities available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted prices, if available.  If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions.  Securities classified as Level 1 include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds.  Securities classified as Level 2 include mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities.  Securities classified as Level 3 include asset-backed securities in less liquid markets.  The fair value of the trust preferred securities is computed based upon discounted cash flows estimated using interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation to the note classes.  Current estimates of expected cash flows is based on the most recent trustee reports and any other relevant market information, including announcements of interest payment deferrals or defaults of underlying issuers.  The payment, default and recovery assumptions are believed to reflect the assumptions of market participants. Cash flows are discounted at appropriate market rates, including consideration of credit spreads and illiquidity discounts.

Loans Held for Sale

Mortgage loans held for sale are carried at the lower of cost or market value. The fair value of mortgage loans held for sale is based on what secondary markets are currently offering for portfolios with similar characteristics. As such, the Company categorizes loans subjected to nonrecurring fair value adjustments as Level 2. There were no fair value adjustments to mortgage loans held for sale as of December 31, 2011 and December 31, 2010.

Valuation Methodologies – Assets and Liabilities not recorded at Fair Value

The following is a description of the valuation methodologies used for assets and liabilities that are not recorded at fair value, but whose fair value must be estimated and disclosed:

Loans

For certain categories of loans, such as variable rate loans which reprice frequently and have no significant change in credit risk, fair values are based on the carrying amounts.  The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.  Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired.  Impaired loans are carried at the lesser of their principal balance or their fair value.  The Company considers problem loans with principal balances of $250,000 or greater individually for impairment.  The fair value of loans individually evaluated for impairment is estimated using one of several methods, including the present value of expected cash flows, market price of the loan, if available, or fair value of the underlying collateral less costs to sell.  At December 31, 2011, most impaired loans were evaluated based on the fair value of the collateral less costs to sell.  Those impaired loans not requiring a specific allowance for loan losses allocation represent loans with fair values exceeding their recorded investments.  Impaired loans for which a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy.  When the fair value of an impaired loan is based on an observable market price the Company records the impaired loan as nonrecurring Level 2.  When the fair value of an impaired loan is based on the present value of expected cash flows or the fair value of the underlying collateral the Company records the impaired loan as nonrecurring Level 3.

Other real estate owned

Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at fair value, less costs to sell.  Fair values are based on recent real estate appraisals.  These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Deposits

The fair value of demand deposits, savings, and money market accounts is the amount payable on demand at the reporting date.  The fair value of time deposits is estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities.

Other borrowings

The carrying amount of variable rate borrowings and securities sold under repurchase agreements approximates fair value.  The fair value of fixed rate other borrowings is estimated based on discounted contractual cash flows using the current incremental borrowing rates for similar type borrowing arrangements.  The fair value of variable rate junior subordinated debentures is estimated based on discounted contractual cash flows using rates for securities with similar terms and remaining maturities.

The estimated fair values of the Company’s financial instruments are as follows (amounts in thousands):

	December 31,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Cash and due from banks	$18,037	$18,037	$20,062	$20,062
Investment securities	49,268	49,268	72,306	72,306
Loans held for sale	995	995	417	417
Loans, net	309,048	308,507	326,936	326,305

Financial liabilities:
Deposits	316,147	313,613	344,602	335,993
Short term borrowings	6,850	6,850	3,963	3,963
Advances from Federal Home Loan Bank	60,000	66,309	69,000	74,318
Junior subordinated debentures	10,310	4,502	10,310	4,347

The fair value of both commitments to extend credit, which totaled approximately $18.3 million and $19.4 million at December 31, 2011 and December 31, 2010, respectively, and standby letters of credit, which totaled approximately $333,000 and $615,000 at December 31, 2011 and December 31, 2010, respectively, is not considered material (or is based on the current fees or costs that would be charged to enter into or terminate such arrangements).